Financial Instruments - Summary of Financing Receivables (Detail) - USD ($) $ in Thousands	Jun. 30, 2016	Dec. 31, 2015
Other loan receivables
Total direct financing leases and other loan receivables	$ 901,972	$ 912,678
Payment activity [Member] | Performing [Member]
Summary of financing receivables
Direct financing leases	672,748	684,129
Other loan receivables
Long-term receivable included in other assets	20,213	37,032
Other internal metrics [Member] | Performing [Member]
Other loan receivables
Loans to equity-accounted investees and joint venture partners	$ 209,011	$ 191,517